ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 80.5%
STIT - Government & Agency Portfolio, Institutional Class, 3.58%(a)(b) (Cost $7,664,829)	7,664,829	$7,664,829
Total Investments Before Securities Sold, Not Yet Purchased (Cost $7,664,829)		7,664,829

Securities Sold, Not Yet Purchased – (103.4)%

COMMON STOCKS – (103.4)%

Apparel – (1.1)%
PVH Corp.	(1,550)	(108,128)

Beverages – (3.3)%
Brown-Forman Corp., Class B	(3,709)	(98,066)
Constellation Brands, Inc., Class A	(775)	(116,250)
National Beverage Corp.(c)	(3,000)	(100,950)
Total Beverages		(315,266)

Biotechnology – (1.3)%
Sarepta Therapeutics, Inc.(c)	(5,470)	(119,027)

Building Materials – (1.1)%
Owens Corning	(1,000)	(108,220)

Chemicals – (3.2)%
Celanese Corp.	(2,510)	(165,083)
FMC Corp.	(8,033)	(138,328)
Total Chemicals		(303,411)

Commercial Services – (14.8)%
Automatic Data Processing, Inc.	(420)	(85,335)
Booz Allen Hamilton Holding Corp.	(1,305)	(101,829)
Bright Horizons Family Solutions, Inc.(c)	(1,560)	(128,123)
Equifax, Inc.	(570)	(102,640)
Euronet Worldwide, Inc.(c)	(1,475)	(97,896)
Global Payments, Inc.	(1,200)	(80,760)
H&R Block, Inc.	(2,790)	(88,555)
ManpowerGroup, Inc.	(3,426)	(100,930)
MarketAxess Holdings, Inc.	(620)	(102,288)
Morningstar, Inc.	(730)	(123,406)
PayPal Holdings, Inc.	(2,830)	(128,001)
Robert Half, Inc.	(3,710)	(94,234)
U-Haul Holding Co.(c)	(1,950)	(93,171)
Verisk Analytics, Inc.	(420)	(79,695)
Total Commercial Services		(1,406,863)

Computers – (5.5)%
ASGN, Inc.(c)	(2,530)	(97,936)
DXC Technology Co.(c)	(8,740)	(109,862)
Gartner, Inc.(c)	(650)	(102,921)
HP, Inc.	(5,720)	(109,881)
NCR Voyix Corp.(c)	(16,300)	(103,179)
Total Computers		(523,779)

Cosmetics/Personal Care – (1.2)%
Perrigo Co., PLC	(10,760)	(115,562)

Distribution/Wholesale – (1.6)%
Copart, Inc.(c)	(2,110)	(70,052)
Investments	Shares	Value
COMMON STOCKS (continued)

Distribution/Wholesale (continued)
Pool Corp.	(430)	$(87,002)
Total Distribution/Wholesale		(157,054)

Electrical Components & Equipment – (0.9)%
Universal Display Corp.	(950)	(87,077)

Engineering & Construction – (1.0)%
AECOM	(1,170)	(99,239)

Entertainment – (1.4)%
Marriott Vacations Worldwide Corp.	(1,980)	(128,938)

Food – (5.6)%
Campbell’s Co.,(The)	(3,350)	(74,604)
Conagra Brands, Inc.	(5,590)	(87,875)
Flowers Foods, Inc.	(12,490)	(101,794)
General Mills, Inc.	(2,010)	(74,812)
Hormel Foods Corp.	(4,355)	(98,641)
Lamb Weston Holdings, Inc.	(2,350)	(99,311)
Total Food		(537,037)

Healthcare - Products – (6.1)%
Baxter International, Inc.	(4,740)	(79,632)
Boston Scientific Corp.(c)	(1,490)	(93,497)
DENTSPLY SIRONA, Inc.	(8,016)	(92,986)
Enovis Corp.(c)	(4,615)	(104,991)
Integra LifeSciences Holdings Corp.(c)	(11,318)	(106,616)
Teleflex, Inc.	(862)	(103,104)
Total Healthcare - Products		(580,826)

Healthcare - Services – (4.0)%
Chemed Corp.	(219)	(82,725)
Humana, Inc.	(580)	(100,566)
Molina Healthcare, Inc.(c)	(957)	(127,568)
UnitedHealth Group, Inc.	(270)	(73,060)
Total Healthcare - Services		(383,919)

Household Products/Wares – (1.1)%
Kimberly-Clark Corp.	(1,095)	(105,635)

Housewares – (1.0)%
Newell Brands, Inc.	(26,560)	(91,101)

Insurance – (2.8)%
Arthur J Gallagher & Co.	(505)	(109,373)
Brown & Brown, Inc.	(1,200)	(78,252)
Erie Indemnity Co., Class A	(320)	(80,419)
Total Insurance		(268,044)

Internet – (5.5)%
CDW Corp.	(660)	(79,873)
GoDaddy, Inc., Class A(c)	(1,020)	(84,323)
Netflix, Inc.(c)	(1,490)	(143,264)
Snap, Inc., Class A(c)	(21,040)	(96,784)
TripAdvisor, Inc.(c)	(10,800)	(115,128)
Total Internet		(519,372)

Leisure Time – (1.1)%
Harley-Davidson, Inc.	(5,270)	(106,559)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Lodging – (1.2)%
Choice Hotels International, Inc.	(1,060)	$(109,710)

Media – (4.7)%
Cable One, Inc.(c)	(1,062)	(96,865)
Charter Communications, Inc., Class A(c)	(480)	(103,622)
FactSet Research Systems, Inc.	(537)	(116,524)
Sirius XM Holdings, Inc.	(5,453)	(125,855)
Total Media		(442,866)

Office/Business Equipment – (0.9)%
Zebra Technologies Corp., Class A(c)	(400)	(83,632)

Packaging & Containers – (0.9)%
Graphic Packaging Holding Co.	(8,970)	(89,162)

Pharmaceuticals – (3.6)%
Agios Pharmaceuticals, Inc.(c)	(3,950)	(133,629)
Dexcom, Inc.(c)	(1,760)	(110,528)
Zoetis, Inc.	(830)	(98,114)
Total Pharmaceuticals		(342,271)

Real Estate – (0.7)%
CoStar Group, Inc.(c)	(1,730)	(69,788)

REITS – (4.8)%
Alexandria Real Estate Equities, Inc.	(1,965)	(91,215)
Douglas Emmett, Inc.	(10,000)	(94,200)
Service Properties Trust	(60,405)	(81,849)
SL Green Realty Corp.	(2,180)	(80,529)
Vornado Realty Trust	(4,200)	(109,158)
Total REITS		(456,951)

Retail – (6.1)%
Bath & Body Works, Inc.	(5,750)	(107,353)
CarMax, Inc.(c)	(2,540)	(105,613)
Chipotle Mexican Grill, Inc.(c)	(2,640)	(84,506)
Cracker Barrel Old Country Store, Inc.	(3,530)	(99,228)
Floor & Decor Holdings, Inc., Class A(c)	(1,880)	(95,504)
Wendy’s Co. (The)	(12,330)	(85,694)
Total Retail		(577,898)

Semiconductors – (1.1)%
Skyworks Solutions, Inc.	(1,900)	(101,745)

Software – (15.8)%
Adobe, Inc.(c)	(375)	(91,155)
Blackbaud, Inc.(c)	(2,330)	(89,961)
Fair Isaac Corp.(c)	(85)	(90,741)
Fidelity National Information Services, Inc.	(2,135)	(100,153)
Fiserv, Inc.(c)	(1,530)	(85,374)
Guidewire Software, Inc.(c)	(685)	(102,448)
Intuit, Inc.	(205)	(88,638)
Oracle Corp.	(670)	(98,564)
Paychex, Inc.	(880)	(81,065)
Paycom Software, Inc.	(870)	(105,740)
Roper Technologies, Inc.	(280)	(99,081)
Salesforce, Inc.	(500)	(93,335)
ServiceNow, Inc.(c)	(1,125)	(117,619)
Tyler Technologies, Inc.(c)	(230)	(78,747)
Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Veeva Systems, Inc., Class A(c)	(520)	$(91,343)
Workday, Inc., Class A(c)	(730)	(94,842)
Total Software		(1,508,806)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(12,008,662)]		$(9,847,886)

Total Investments – (22.9)% (Cost $(4,343,833))		(2,183,057)
Other Assets in Excess of Liabilities – 122.9%		11,708,386
Net Assets – 100.0%		$9,525,329

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2026.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$7,664,829	$–	$–	$7,664,829

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(9,847,886)	$–	$–	$(9,847,886)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	(1.1)%
Beverages	(3.3)
Biotechnology	(1.3)
Building Materials	(1.1)
Chemicals	(3.2)
Commercial Services	(14.8)
Computers	(5.5)
Cosmetics/Personal Care	(1.2)
Distribution/Wholesale	(1.6)
Electrical Components & Equipment	(0.9)
Engineering & Construction	(1.0)
Entertainment	(1.4)
Food	(5.6)
Healthcare - Products	(6.1)
Healthcare - Services	(4.0)
Household Products/Wares	(1.1)
Housewares	(1.0)
Insurance	(2.8)
Internet	(5.5)
Leisure Time	(1.1)
Lodging	(1.2)
Media	(4.7)
Office/Business Equipment	(0.9)
Packaging & Containers	(0.9)
Pharmaceuticals	(3.6)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Real Estate	(0.7)%
REITS	(4.8)
Retail	(6.1)
Semiconductors	(1.1)
Software	(15.8)
Money Market Fund	80.5
Total Investments	(22.9)
Other Assets in Excess of Liabilities	122.9
Net Assets	100.0%